Derivative Liabilities (Details 1) (USD $)	6 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Mar. 31, 2013	Mar. 31, 2012
Derivative Liabilities Details 1
Excess of fair value of the derivative over note payable	$ 109,247		$ 80,441	$ 0
Change in fair value	(1,567,556)		(273,596)	(59,798)
Total Derivative (Gain) Loss	$ (1,458,309)	$ (359,120)	$ (193,155)	$ (59,798)